UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  SEPTEMBER  30, 2007
                                                -------------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON           NEW YORK, NEW YORK           NOVEMBER 9, 2007
-----------------------           ------------------           ----------------
     [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          20
                                                 --

Form 13F Information Table Value Total:          $799,127
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                                               (thousands)




List of Other Included Managers:                     NONE


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


                                                      MARKET
                                                       VALUE     SHARE/
                              TITLE OF                 (USD)      PRN       SHARE/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (X1000)    AMOUNT      PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN             COM       002535201    12,772    572,725     SH           SOLE                   572,725
AARON RENTS INC A CMN
  CLASS A                       COM       002535300    4,809     224,700     SH           SOLE                   224,700
AMERICAN EXPRESS CO. CMN        COM       025816109    64,422    1,085,100   SH           SOLE                 1,085,100
BANK OF AMERICA CORP CMN        COM       060505104    34,326    682,829     SH           SOLE                   682,829
BEAR STEARNS COMPANIES INC
  CMN                           COM       073902108    26,404    215,000     SH           SOLE                   215,000
BED BATH & BEYOND INC. CMN      COM       075896100    63,398    1,858,098   SH           SOLE                 1,858,098
BERKSHIRE HATHAWAY INC
  CL-A (DEL) CLASS A            COM       084670108    4,503     38          SH           SOLE                        38
BURLINGTON NORTHERN
  SANTA FE CORP                 COM       12189T104    26,169    322,400     SH           SOLE                   322,400
COMMERCE BANCORP INC N.J.
  CMN                           COM       200519106    49,274    1,270,600   SH           SOLE                 1,270,600
CON-WAY INC CMN                 COM       205944101    25,324    550,520     SH           SOLE                   550,520
CONOCOPHILLIPS CMN              COM       20825C104    42,656    486,000     SH           SOLE                   486,000
COSTCO WHOLESALE CORPORATION
  CMN                           COM       22160K105    75,669    1,232,991   SH           SOLE                 1,232,991
LINCARE HOLDINGS INC CMN        COM       532791100    8,430     230,000     SH           SOLE                   230,000
LOWES COMPANIES INC CMN         COM       548661107    64,340    2,296,200   SH           SOLE                 2,296,200
MC DONALDS CORP CMN             COM       580135101    126,703   2,326,100   SH           SOLE                 2,326,100
MOHAWK INDUSTRIES INC
  COMMON STOCK                  COM       608190104    28,089    345,500     SH           SOLE                   345,500
SEARS HOLDINGS CORPORATION
  CMN                           COM       812350106    18,828    148,019     SH           SOLE                   148,019
TARGET CORP CMN                 COM       87612E106    82,024    1,290,300   SH           SOLE                 1,290,300
VORNADO REALTY TRUST CMN        COM       929042109    15,528    142,000     SH           SOLE                   142,000
WHOLE FOODS MARKET INC CMN      COM       966837106    25,459    520,000     SH           SOLE                   520,000
                                                       -------

                                                       799,127